Events after the reporting period (Details) - Subsequent Events [Member] $ in Millions	Nov. 08, 2022 USD ($) Loan Tranche	Nov. 07, 2022 USD ($)
Medison Pharma Ltd [Member]
Events After the Reporting Periods [Abstract]
Expected receivable non-refundable upfront fee		$ 5
Pharmakon Loan Agreement [Member]
Events After the Reporting Periods [Abstract]
Borrowings, maximum capacity	$ 100
Number of tranches | Tranche	2
Pharmakon Loan Agreement, Tranche One [Member]
Events After the Reporting Periods [Abstract]
Borrowings, maximum capacity	$ 50
Fixed interest rate	9.75%
Maturity period of term loan	6 years
Pharmakon Loan Agreement, Tranche Two [Member]
Events After the Reporting Periods [Abstract]
Borrowings, maximum capacity	$ 50
Borrowings, minimum draw capacity	$ 25
Pharmakon Loan Agreement, Tranche Two [Member] | Bottom of Range [Member]
Events After the Reporting Periods [Abstract]
Number of term loans | Loan	1
Pharmakon Loan Agreement, Tranche Two [Member] | Top of Range [Member]
Events After the Reporting Periods [Abstract]
Number of term loans | Loan	2
Oxford Finance Agreement [Member]
Events After the Reporting Periods [Abstract]
Repayment of debt	$ 50